Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in hedges recorded in OCI related to derivative instruments
Cash flow derivative transactions, tax	$ (1,221,000)	$ (1,614,000)	$ (2,464,000)	$ (1,312,000)	$ (3,588,000)	$ (21,384,000)	$ (42,542,000)
Net changes in cash flow hedges, net of taxes	2,238,000	2,952,000	4,516,000	2,693,000	6,832,000	39,713,000	79,006,000
Combined CVA and MVA					(6,100,000)	7,000,000	23,300,000
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			(10,300,000)		(13,000,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)					(82,000)	897,000	(26,944,000)
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	(297,000)	(216,000)	(534,000)	(416,000)	(654,000)	(9,808,000)	(47,787,000)
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	3,176,000	4,283,000	6,415,000	3,440,000	9,290,000	23,059,000	3,949,000
Amounts reclassified from AOCI	3,207,000	4,597,000	6,703,000	9,678,000	17,712,000	25,225,000	31,682,000
Combined CVA and MVA	(14,000)	44,000	(249,000)	(4,918,000)
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI	(31,000)	(314,000)	(288,000)	(6,238,000)	(8,422,000)	(2,166,000)	(27,733,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(14,000)	(22,000)	(30,000)	(45,000)	(82,000)	(111,000)	(156,000)
Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives						140,029,000	(111,473,000)
Amounts reclassified from AOCI						31,320,000	60,530,000
Foreign exchange component of cross currency swaps credited (charged) to income						(104,800,000)	225,700,000
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI						108,709,000	(172,003,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)						1,008,000	(26,788,000)
Interest rate cap agreements
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)		89,000	61,000	194,000	558,000	(1,394,000)	(2,062,000)
Reconciliation to Condensed Consolidated Statements of Income:
Amortization of premium paid to the derivative counterparty					(700,000)	(400,000)	(100,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	283,000	283,000	565,000	565,000	1,130,000	2,809,000	3,372,000
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	(283,000)	(283,000)	(565,000)	(565,000)	(1,130,000)	(2,809,000)	(3,372,000)
Maturing derivative contracts
Reconciliation to Condensed Consolidated Statements of Income:
Income effect of derivatives						(6,502,000)	(15,409,000)
Maturing derivative contracts | Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI						$ (6,502,000)